FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Financial instruments financial risks and capital management [Abstract]
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT
4	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT

(i)	Categories of financial instruments

	2023	2022
	US$’000	US$’000
Financial assets
Financial assets at amortised cost	84,177	88,127
Derivative instruments designated in hedge accounting relationship	599	51
	84,776	88,178

Financial liabilities
Financial liabilities at amortised cost	200,197	254,863
Earn-out consideration	8,061	-
Derivative instruments designated in hedge accounting relationships	732	138
	208,990	255,001
(ii)	Financial risk management policies and objectives

The management of the Group monitors and manages the financial risks relating to the operations of the Group to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (foreign currency risk, interest rate risk), credit risk and liquidity risk.

The Group largely does not hold or issue derivative financial instruments for speculative purpose, however, in the current year there are forward freight agreements that were purchased for 2025 in view of the improving sentiment in the drybulk rates for next year. These forward freight agreements could not be designated as a hedge against contracted cargo.

Other than liquidity risk, there has been no change to the Group’s exposure to these financial risks.  There have been no significant changes to the manner in which it manages and measures the risk. Market risk exposures are measured using sensitivity analysis indicated below.

(a)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. As at 31 December 2023 and 31 December 2022, the Group’s maximum exposure to credit risk without taking into account any collateral held or other credit enhancements, which will cause a financial loss to the Group due to failure to discharge an obligation by the counterparties and financial guarantees provided by the Group arises from:

•	the carrying amount of the respective recognised financial assets as stated in the consolidated statement of financial position; and

•	the maximum amount the Group would have to pay if the financial guarantee is called upon, irrespective of the likelihood of the guarantee being exercised.

The Group maintains an allowance for ECL which is recorded as an offset to financial assets, details of which are disclosed in the respective notes. The Group assesses collectability by reviewing on a collective basis where similar characteristics exist and on an individual basis when we identify specific counterparties with known disputes or collectability issues. In determining the amount of the allowance for ECL, the Group considers historical collectability based on past due status.

 The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. The aggregate value of transactions concluded is spread amongst approved counterparties.

Trade receivables consist of a large number of customers, spread across diverse geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

At the end of the reporting period, the Group does not have significant credit risk exposure to any single counterparty or any Group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are third parties and banks with high internal and external credit ratings.

(b)	Interest rate risk management

The Group is exposed to interest rate risk through the impact of bank loans and other borrowings at variable interest rates.  The Group monitors its exposure to fluctuating interest rates and generally enters into contracts that are linked to market rates relative to the currency of the asset or liability.

The Group’s bank loans and other borrowings were originally advanced at a floating rate based on LIBOR which has been subject to international and regulatory proposals for reform. LIBOR continued to be quoted until 30 June 2023 and thereafter, the Secured Overnight Financing Rate, or SOFR, has been used.  Certain of the Group’s bank loans matured before LIBOR was discontinued and did not require amendment. All remaining bank loans and other borrowings with the lenders have successfully transitioned to SOFR. The Group does not currently have any interest rate hedging instruments.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and non-derivative instruments at the end of the reporting period and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period in the case of instruments that have floating rates.  A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
As a result of reduced economic growth expectations, interest rates in 2023 have steadily increased with an opening LIBOR rate of 4.7% in January 2023 to a closing rate SOFR of 5.4% in December 2023.

If interest rates had been 50 basis points higher or lower and all other variables were held constant, the Group’s profit (loss) for the year ended 31 December 2023 would in
crease/
de
crease by US$712,000 (2022: Profit would increase/decrease by US$997,000 and 2021: Profit would increase/decrease by US$536,000).  This is mainly attributable to the Group’s exposure to interest rates on its variable rate bank loans and other borrowings.

(c)	Foreign currency exchange risk management

The Group’s main operational activities are carried out in United States dollars and South African rands, which is the functional currency of the respective financial statements of each Group entity.  The risk arising from movements in foreign exchange rates is limited as the Group has minimal transactions in foreign currencies which mainly relates to administrative expenses in Singapore dollars, amounts due to related companies in South African rands as well as bank balances in South African rands.

Management reviews and monitors currency risk exposure and determines whether any hedging is considered necessary.

The objective of the foreign exchange exposure management policy is to ensure that all foreign exchange exposures are identified as early as possible and that the identified exposures are actively managed to reduce risk.  All exposures are to reflect the underlying foreign currency commitments arising from trade and/or foreign currency finance.  Under no circumstances are speculative positions, not supported by normal trade flows, permitted.

At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2023	2022	2023	2022
	US$’000	US$’000	US$’000	US$’000
United States dollars	(554)	(554)	2,760	584
South African rands	(173)	(1,629)	-	-

Foreign currency sensitivity

The following table details the sensitivity to a 10% increase and decrease in the relevant foreign currencies against the functional currency of each Group entity.
10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates.

If the relevant foreign currency strengthens/weakens by 10% against the functional currency of the entity, profit or loss will increase/(decrease) or, vice versa by:

	Impact on profit or loss
	2023	2022
	US$’000	US$’000
United States dollars	221	3
South African rands	(17)	(163)

(d)	Liquidity risk management

Liquidity risk refers to the risk that the Group is unable to pay its creditors due to insufficient funds.  The Group maintains and monitors a level of cash deemed adequate by management at all times to finance its obligations as and when they fall due.

The shipping environment has been challenging and volatile over the last several years due to an oversupply of vessels allied to a lower growth rate of the world economy.
While there was a rebound in charter rates in 2021 and 2022, charter rates reduced in 2023. Further deterioration in the market could result in unfavourable market conditions and impact to the Group’s operations and cash flows and the Group’s ability to comply with covenants and other conditions in the loan agreements.

The Group manages liquidity risk by monitoring forecast and actual cash flows and ensuring that adequate borrowing facilities are maintained.  The management may, from time to time, at their discretion raise or borrow monies for the purposes of the Group as they deem fit. There are measures in place to preserve cash, maintain adequate financing to meet Group’s obligations and protect existing loan covenants imposed by the banks.  The covenant levels are monitored continuously to identify any potential covenant issues so that solutions such as waivers or modifications to the loan covenants to obtain more favourable terms can be implemented in advance.

Based on the 12 months cash flow forecast prepared by management from the date of the authorisation of the

financial statements, the Board of Directors has no reason to believe that the Group will not continue as a going concern and has assessed that there is no material uncertainty related to these conditions and there is no substantial doubt about the Group’s ability to continue as a going concern. Management has plans in place to sell certain vessels to maintain sufficient liquidity and refinancing of maturing obligations which will provide adequate comfort in covenant levels at the next reporting date.

Non-derivative financial liabilities

The following tables detail the remaining contractual maturity for non-derivative financial liabilities.  The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.  The table includes both interest and principal cash flows.  The adjustment column represents the possible future cash flows attributable to the instrument included in the maturity analysis which is not included in the carrying amount of the financial liability on the consolidated statements of financial position.

	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a	US$’000	US$’000	US$’000	US$’000	US$’000
Group
2023
Non-interest bearing	-	29,928	2,308	-	-	32,236
Lease liabilities	7.89	33,459	1,437	-	(1,091)	33,805
Variable interest rate instruments	9.44	28,570	115,041	27,913	(29,307)	142,217
		91,957	118,786	27,913	(30,398)	208,258

2022
Non-interest bearing	-	29,782	-	-	-	29,782
Lease liabilities	6.47	22,903	4,177	-	(967)	26,113
Variable interest rate instruments	8.16	45,254	161,350	33,909	(41,545)	198,968
		97,939	165,527	33,909	(42,512)	254,863

Derivative financial instruments

The following table details the liquidity analysis for derivative financial instruments.  The table has been drawn up based on the undiscounted gross inflows and (outflows) on those derivatives that require gross settlement.  When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the end of reporting period.

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2023
Gross settled:
Forward freight agreements
Gross inflow	20	422	-	442
Gross outflow	(586)	-	-	(586)
	(566)	422	-	(144)

Bunker swaps
Gross inflow	156	1	-	157
Gross outflow	(125)	(20)	-	(145)
	31	(19)	-	12

	(535)	403	-	(132)

2022
Gross settled:
Bunker swaps
Gross inflow	51	-	-	51
Gross outflow	(138)	-	-	(138)
	(87)	-	-	(87)

(e)	Shipping market price risk management

The Group is exposed to the fluctuations in market conditions in the shipping industry which in turn affects the Group’s profitability.  Management continually assesses
shipping markets using their experience and detailed research.  Risks are managed by fixing tonnage on longer term time charters, contracts of affreightment and entering into forward freight agreements.  The carrying amount of the derivative financial instruments is disclosed in Note 10.

Shipping market price sensitivity

The sensitivity analyses below have been determined based on the exposure to shipping market price risk at the end of the reporting period.  In respect of derivative financial instruments, if the shipping market prices had been 10% higher/lower while other variables were held constant:

•	Profit (loss) for the year, and ended 31 December 2023 would decrease/increase by US$142,000 (2022: decrease /increase by US$Nil and 2021: decrease/increase by US$Nil); and
•	hedging reserve for the year ended 31 December 2023 would decrease/increase by US$Nil (2022: decrease/increase by US$Nil and 2021: decrease/increase by US$3,671,000).

(f)	Commodity price risk management

The Group uses bunker swaps to manage exposure to commodity price risk where the positions are not naturally economically hedged through the combination of holding inventory, forward sales contracts and forward purchase contracts. Management continually assess commodity price through their experience and detailed research. The carrying amount of the derivative financial instruments is disclosed in Note 10.

Commodity price sensitivity

The sensitivity analyses below have been determined based on the exposure to commodity price risk at the end of the reporting period. In respect of derivative financial instruments, if the commodity prices had been 10% higher/lower while other variables were held constant:

•	profit (loss) for the year ended 31 December 2023 would decrease/increase by US$Nil (2022: decrease/increase by US$Nil and 2021: decrease/increase by US$Nil) ; and
•	hedging reserve for the year ended 31 December 2023 would decrease/increase by US$846,000 (2022: decrease/increase by US$460,000 and 2021: decrease/increase by US$778,000).

(g)	Fair value measurement of financial assets and financial liabilities

The carrying amounts of cash and cash equivalents, trade and other current receivables and payables, other liabilities and earn-out consideration approximate their respective fair values due to the relatively short-term maturity of these financial instruments.  The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

Financial instruments measured at fair value on a recurring basis

	2023	2022
	US$’000	US$’000
Financial Assets
Forward freight agreements	442	-
Bunker swaps	157	51

Financial Liabilities
Forward freight agreements	(587)	-
Earn-out consideration	(8,061)	-
Bunker swaps	(145)	(138)

Forward freight agreements and bunker swap agreements and have been classified as Level 2 financial instruments, which indicates that the fair value of the instruments were determined based on discounted cash flow with reference to observable inputs for equivalent instruments, discounted at a rate that reflects the credit risk of various counterparties.  Further details are disclosed in Note 10.

Earn-out consideration arising from business combination (Note 3 and 37) is classified as a Level 3 financial instrument. The valuation is based on scenario based method to capture the present value of the expected future economics benefits that will flow out of the group.
The earn-out consideration will be adjusted downwards if the number of ships under management is less than 25. The occurrence of change of buyer control will results in a 20% premium on the earn-out consideration. A change in these inputs might result in a significantly higher or lower fair value measurement of the earn-out consideration.
No
gain or loss for the year relating to this earn-out consideration has been recognised in profit or loss.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs)

Level 2 and 3 fair values were determined by applying either a combination of, or one of the following valuation techniques:

•	market related interest rate yield curves to discount expected future cash flows; and/or
•	projected unit method; and/or
•	market value, and/or
•	the net asset value of the underlying investments; and/or
•	a price earnings multiple or a discounted projected income/present value approach

The fair value measurement for income approach valuation is based on significant inputs that are not observable in the market. Key inputs used in the valuation include discount rates and future profit assumptions based on historical performance but adjusted for expected growth. Management reassess the earnings or yield multiples at least annually based on their assessment of the macro- and micro-economic environment.

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2023
Financial Assets
Derivative financial instruments	-	599	-	599

Financial Liabilities
Derivative financial instruments	-	(732)	-	(732)
Earn-out consideration	-	-	(8,061)	(8,061)

2022
Financial Assets
Derivative financial instruments	-	51	-	51

Financial Liabilities
Derivative financial instruments	-	(138)	-	(138)

There were no transfers between Level 1 and 2 of the fair value hierarchy during the current or prior year.

(iii)	Capital management policies and objectives

The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximising the return to stakeholders through the optimisation of the debt to equity balance.  The capital structure of the Group consists of debt and equity, which comprises of share capital and reserves.

The Group also reviews the capital structure on a semi-annual basis. As a part of this review, the management considers the cost of capital and the risks associated with each class of capital. The management also ensures that the Group maintains gearing ratios within a set range to comply with the loan covenant imposed by a bank.

The Group’s overall strategy remains unchanged from prior year.

During

the year end December 31,
2023, excess cash generated from vessel sales after debt repayment on encumbered vessels, was distributed to shareholders by reducing the fully paid-up share capital
. This resulted in the Group having a more efficient capital structure, thereby improving Shareholders’ return on equity.